Trade and other payables	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Trade and other payables	Trade and other payables

	2025	2024
	(in € millions)
Trade payables	783	933
Value added tax and sales taxes payable	380	335
Other current liabilities	31	74
Total	1,194	1,342
Trade payables generally have a 30-day term and are recognized and carried at their invoiced value, inclusive of any value added tax that may be applicable.